Document and Entity Information	Aug. 03, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001353613
Document Type	8-K
Document Period End Date	Aug. 03, 2026
Entity Registrant Name	Invesco CurrencyShares® Japanese Yen Trust
Entity Incorporation State Country Code	NY
Entity File Number	001-33298
Entity Tax Identification Number	37-6416176
Entity Address, Address Line One	3500 Lacey Road
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Downers Grove
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(800)
Local Phone Number	983-0903
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units of Beneficial Interest
Trading Symbol	FXY
Security Exchange Name	NYSEArca
Entity Emerging Growth Company	false